Accrued expenses and other current liabilities - Product warranty activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Product warranty activities
Balance at the beginning	¥ 3,208	¥ 5,051
Provided during the year	10,188	21,116
Utilized during the year	(8,271)	(22,959)
Balance at the end	¥ 5,125	¥ 3,208